SHARE CAPITAL AND RESERVES (Tables)	12 Months Ended
Dec. 31, 2020
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Summary of Stock Option Transactions and the Number of Stock Options
Stock option transactions and the number of stock options are summarized as follows:

	Number of Stock Options	Weighted Average Exercise Price
Outstanding at December 31, 2018	36,237,148	$1.98
Granted	9,438,679	1.79
Exercised	(6,783,333)	0.58
Expired/Forfeited	(2,274,999)	2.77

Outstanding at December 31, 2019	36,617,495	$2.14
Granted	9,555,000	2.54
Exercised	(7,490,999)	0.90
Expired/Forfeited	(2,208,334)	2.75

Outstanding at December 31, 2020	36,473,162	$2.47

Number of Options Exercisable	27,322,378	$2.51

Summary of Company's Stock Options Outstanding and Exercisable
As at December 31, 2020, the Company has stock options outstanding and exercisable as follows:

Number of Options	Number Exercisable	Exercise Price	Remaining Contractual Life (Years)	Expiry Date
100,000	100,000	2.39	0.25	April 2, 2021
25,000	25,000	3.39	0.25	April 2, 2021
250,000	250,000	2.69	0.44	June 8, 2021
4,125,000	4,125,000	2.65	0.48	June 23, 2021
2,700,000	2,700,000	2.24	0.96	December 15, 2021
250,000	250,000	3.11	1.31	April 22, 2022
3,550,000	3,550,000	3.39	1.95	December 14, 2022
75,000	75,000	2.39	2.28	April 13, 2023
3,750,000	3,750,000	2.85	2.44	June 8, 2023
100,000	100,000	2.66	2.47	June 20, 2023
720,482	720,482	2.49	2.64	August 21, 2023
2,741,667	2,741,667	2.41	3.00	December 31, 2023
500,000	333,333	2.27	3.22	March 21, 2024
250,000	166,667	2.22	3.24	March 27, 2024
3,725,000	2,483,335	1.92	3.45	June 12, 2024
188,679	188,679	1.59	3.63	August 16, 2024
3,867,334	2,578,222	1.59	3.98	December 24, 2024
4,625,000	1,541,666	1.80	4.45	June 12, 2025
4,930,000	1,643,327	3.24	4.95	December 11, 2025

36,473,162	27,322,378

Summary of Weighted Average Grant Date Fair Values
The Company uses the Black-Scholes option pricing model to calculate the fair value of stock options granted. The model requires management to make estimates, which are subjective and may not be representative of actual results. Changes in assumptions can materially affect estimates of fair values. The following weighted average assumptions were used to estimate the weighted average grant date fair values for the years ended December 31, 2020 and December 31, 2019:

	December 31, 2020	December 31, 2019
Expected stock price volatility	61.35%	61.75%
Expected life of options	5.00 years	5.00 years
Risk free interest rate	0.44%	1.54%
Expected forfeitures	0%	0%
Expected dividend yield	0%	0%
Weighted average fair value per option granted in year	$1.29	$0.96